Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 04, 2017
Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Central Index Key	dei_EntityCentralIndexKey	0001552947
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 04, 2017
Prospectus Date	rr_ProspectusDate	Apr. 04, 2017
LJM Preservation and Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LJM PRESERVATION AND GROWTH FUND
Supplement [Text Block]	trst_SupplementTextBlock

LJM PRESERVATION AND GROWTH FUND

Class A LJMAX

Class C LJMCX

Class I LJMIX

A Series of Two Roads Shared Trust

Supplement dated April 4, 2017 to the Prospectus dated February 28, 2017

__________________________________________

The performance table on page 5 of the LJM Preservation and Growth Fund’s Prospectus is replaced in its entirety with the following:

Performance Table

Average Annual Total Returns

(For the year ended December 31, 2016)

Class I Shares	One Year	Since Inception(1)
Return before taxes	13.51%	4.51%
Return after taxes on Distributions	10.51%	3.56%
Return after taxes on Distributions and Sale of Fund Shares	9.02%	3.31%
Class A Shares	One Year	Since Inception(1)(5)(6)
Return before taxes	6.62%	2.70%
S&P 500 Total Return Index(2)	11.96%	13.71%
HFRI Fund Weighted Composite Index(3)	5.44%	4.05%
CISDM Equal Weighted Hedge Fund Index(4)	6.92%	5.08%
(1)	The inception date of the Fund is January 9, 2013.
(2)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes.
(3)	The HFRI Fund Weighted Composite Index is an equal-weighted index that includes over 2000 constituent funds which have at least $50M under management or have been actively traded for at least 12 months. There are no fund of funds included in this index. All funds are reported in USD and returns are reported net of all fees on a monthly basis. Individuals cannot invest directly into this index. The Fund’s adviser does not control the composition or compilation of the HFRI Fund Weighted Composite Index, and there is no guarantee that the Index will continue to be produced. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes.
(4)	The CISDM Equal Weighted Hedge Fund Index reflects the average return of hedge funds, excluding funds of funds and commodity trading advisors (“CTA”), within the Morningstar CISDM Hedge Fund Database net of all fees. The calculation does not include outliers that are at least +/-3 standard deviations away from the average. The Morningstar CISDM Database is the oldest hedge fund and CTA database, tracking more than 5,000 live investments. The Fund’s adviser does not control the composition or compilation of the CISDM Equal Weighted Hedge Fund Index, and there is no guarantee that the Index will continue to be produced. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes. The Fund’s secondary benchmark, the HFRI Fund Weighted Composite Index, has been changed to the CISDM Equal Weighted Hedge Fund Index, another broad hedge fund index with comparable return characteristics.
(5)	The Since Inception date used for the CISDM Equal Weighted Hedge Fund Index is December 31, 2012.
(6)	The Since Inception date used for the HFRI Fund Weighted Composite Index is December 31, 2012.

After-tax returns are shown for Class I shares only, and after-tax returns for Class A shares will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

________________________

This Supplement and the Prospectus, dated February 28, 2017, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling1-855-LJM-FUND (556-3863).

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class I shares only, and after-tax returns for Class A shares will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LJM Preservation and Growth Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.71%	[1]
LJM Preservation and Growth Fund | HFRI Fund Weighted Composite Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%	[2],[3]
LJM Preservation and Growth Fund | CISDM Equal Weighted Hedge Fund Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.92%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%	[4],[5]
LJM Preservation and Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LJMAX
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	6.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%	[3],[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
LJM Preservation and Growth Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LJMCX
LJM Preservation and Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LJMIX
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	13.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 2013
LJM Preservation and Growth Fund | Class I | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
LJM Preservation and Growth Fund | Class I | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%

[1]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes.
[2]	The HFRI Fund Weighted Composite Index is an equal-weighted index that includes over 2000 constituent funds which have at least $50M under management or have been actively traded for at least 12 months. There are no fund of funds included in this index. All funds are reported in USD and returns are reported net of all fees on a monthly basis. Individuals cannot invest directly into this index. The Fund's adviser does not control the composition or compilation of the HFRI Fund Weighted Composite Index, and there is no guarantee that the Index will continue to be produced. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes.
[3]	The Since Inception date used for the HFRI Fund Weighted Composite Index is December 31, 2012.
[4]	The CISDM Equal Weighted Hedge Fund Index reflects the average return of hedge funds, excluding funds of funds and commodity trading advisors ("CTA"), within the Morningstar CISDM Hedge Fund Database net of all fees. The calculation does not include outliers that are at least +/-3 standard deviations away from the average. The Morningstar CISDM Database is the oldest hedge fund and CTA database, tracking more than 5,000 live investments. The Fund's adviser does not control the composition or compilation of the CISDM Equal Weighted Hedge Fund Index, and there is no guarantee that the Index will continue to be produced. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes. The Fund's secondary benchmark, the HFRI Fund Weighted Composite Index, has been changed to the CISDM Equal Weighted Hedge Fund Index, another broad hedge fund index with comparable return characteristics.
[5]	The Since Inception date used for the CISDM Equal Weighted Hedge Fund Index is December 31, 2012.
[6]	The inception date of the Fund is January 9, 2013.